Expense Example, No Redemption (USD $)	18 Months Ended
Jun. 30, 2011
Vanguard Managed Payout Growth Focus Fund - Investor Shares | Vanguard Managed Payout Growth Focus Fund
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Vanguard Managed Payout Growth and Distribution Fu
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Vanguard Managed Payout Distribution Focus Fund
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	148
5 YEAR	258
10 YEAR	$ 579